John Hancock
Small Cap Value Fund
Quarterly portfolio holdings 5/31/2024

Fund’s investments
As of 5-31-24 (unaudited)
	Shares	Value
Common stocks 97.9%		$545,428,040
(Cost $451,240,548)
Communication services 1.2%		6,481,013
Interactive media and services 1.2%
Shutterstock, Inc. (A)	159,513	6,481,013
Consumer discretionary 10.6%		59,030,233
Automobile components 2.4%
The Goodyear Tire & Rubber Company (B)	563,053	6,931,182
Visteon Corp. (B)	58,984	6,569,048
Hotels, restaurants and leisure 1.2%
Wyndham Hotels & Resorts, Inc.	96,095	6,799,682
Household durables 3.6%
Century Communities, Inc.	63,707	5,377,508
Sonos, Inc. (B)	459,949	7,267,194
Tri Pointe Homes, Inc. (B)	183,111	7,091,889
Specialty retail 1.0%
Monro, Inc.	234,599	5,548,266
Textiles, apparel and luxury goods 2.4%
Kontoor Brands, Inc.	89,478	6,562,317
Oxford Industries, Inc.	62,184	6,883,147
Consumer staples 2.7%		14,814,347
Food products 1.3%
Post Holdings, Inc. (B)	67,445	7,187,614
Household products 1.4%
Spectrum Brands Holdings, Inc.	84,987	7,626,733
Energy 7.0%		39,074,209
Energy equipment and services 1.0%
Valaris, Ltd. (B)	75,372	5,833,793
Oil, gas and consumable fuels 6.0%
Chord Energy Corp.	62,901	11,662,474
Gulfport Energy Corp. (B)	74,097	11,989,636
Sitio Royalties Corp., Class A	409,232	9,588,306
Financials 26.3%		146,481,846
Banks 16.1%
1st Source Corp.	132,736	6,825,285
Bank OZK	168,581	7,060,172
Berkshire Hills Bancorp, Inc.	290,893	6,466,551
Cadence Bank	302,587	8,638,859
Eastern Bankshares, Inc.	351,614	4,817,112
Enterprise Financial Services Corp.	210,428	8,141,459
First Busey Corp.	333,931	7,550,180
First Interstate BancSystem, Inc., Class A	153,296	4,068,476
Hancock Whitney Corp.	196,182	9,167,585
National Bank Holdings Corp., Class A	255,371	9,313,380
Seacoast Banking Corp. of Florida	368,424	8,720,596
Synovus Financial Corp.	227,954	9,047,494
Capital markets 1.2%
Houlihan Lokey, Inc.	51,092	6,915,302
2	JOHN HANCOCK SMALL CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Consumer finance 2.0%
Bread Financial Holdings, Inc.	261,692	$10,928,258
Financial services 1.1%
NMI Holdings, Inc. (B)	178,549	5,924,256
Insurance 5.9%
Assured Guaranty, Ltd.	87,370	6,790,396
Kemper Corp.	142,834	8,547,187
ProAssurance Corp. (B)	393,139	5,649,407
SiriusPoint, Ltd. (B)	406,331	5,343,253
White Mountains Insurance Group, Ltd.	3,634	6,566,638
Health care 5.3%		29,759,771
Health care equipment and supplies 3.7%
Haemonetics Corp. (B)	76,253	6,411,352
ICU Medical, Inc. (B)	60,048	6,385,504
Integra LifeSciences Holdings Corp. (B)	254,560	7,865,906
Health care providers and services 1.6%
Acadia Healthcare Company, Inc. (B)	59,205	4,078,632
AMN Healthcare Services, Inc. (B)	89,710	5,018,377
Industrials 15.0%		83,740,345
Building products 2.5%
American Woodmark Corp. (B)	90,048	7,754,033
Janus International Group, Inc. (B)	442,205	6,137,805
Commercial services and supplies 3.6%
ACCO Brands Corp.	1,006,087	5,120,983
Brady Corp., Class A	111,699	7,625,691
Vestis Corp.	618,625	7,621,460
Electrical equipment 0.7%
Thermon Group Holdings, Inc. (B)	115,731	3,907,079
Ground transportation 1.3%
Ryder System, Inc.	58,768	7,138,549
Machinery 2.1%
John Bean Technologies Corp.	48,837	4,665,399
The Middleby Corp. (B)	53,220	6,860,590
Professional services 3.2%
Huron Consulting Group, Inc. (B)	77,845	6,874,492
Maximus, Inc.	57,492	4,950,061
WNS Holdings, Ltd. (B)	123,029	6,177,286
Trading companies and distributors 1.6%
Air Lease Corp.	186,963	8,906,917
Information technology 8.3%		46,192,482
Electronic equipment, instruments and components 5.0%
Belden, Inc.	97,694	9,348,339
CTS Corp.	115,789	6,131,028
ePlus, Inc. (B)	92,512	6,923,598
Knowles Corp. (B)	321,924	5,640,108
Software 3.3%
ACI Worldwide, Inc. (B)	277,617	9,996,988
Progress Software Corp.	160,956	8,152,421
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	3

	Shares	Value
Materials 7.9%		$44,018,267
Chemicals 5.8%
Axalta Coating Systems, Ltd. (B)	243,298	8,658,976
Element Solutions, Inc.	411,963	9,899,471
HB Fuller Company	83,155	6,621,633
Mativ Holdings, Inc.	402,530	7,233,464
Containers and packaging 2.1%
TriMas Corp.	435,940	11,604,723
Real estate 10.3%		57,392,159
Diversified REITs 0.8%
Alexander & Baldwin, Inc.	267,408	4,492,454
Hotel and resort REITs 1.5%
DiamondRock Hospitality Company	647,133	5,481,217
Pebblebrook Hotel Trust	197,323	2,792,120
Industrial REITs 0.7%
LXP Industrial Trust	455,205	3,869,243
Real estate management and development 1.2%
Colliers International Group, Inc.	61,080	6,850,733
Residential REITs 2.5%
Centerspace	98,645	6,733,508
Independence Realty Trust, Inc.	426,906	7,129,330
Retail REITs 2.3%
NETSTREIT Corp.	390,834	6,780,970
Phillips Edison & Company, Inc.	193,940	6,194,444
Specialized REITs 1.3%
PotlatchDeltic Corp.	165,414	7,068,140
Utilities 3.3%		18,443,368
Electric utilities 2.1%
PNM Resources, Inc.	127,426	4,885,513
Portland General Electric Company	156,877	6,990,439
Gas utilities 1.2%
ONE Gas, Inc.	106,562	6,567,416

	Yield (%)	Shares	Value
Short-term investments 2.8%			$15,660,924
(Cost $15,660,545)
Short-term funds 0.9%			5,260,924
John Hancock Collateral Trust (C)	5.2280(D)	526,266	5,260,924

	Par value^	Value
Repurchase agreement 1.9%		10,400,000
Deutsche Bank Tri-Party Repurchase Agreement dated 5-31-24 at 5.320% to be repurchased at $10,404,611 on 6-3-24, collateralized by $13,747,202 U.S. Treasury Inflation Indexed Bonds, 0.750% due 2-15-42 (valued at $10,608,002)	10,400,000	10,400,000

Total investments (Cost $466,901,093) 100.7%	$561,088,964
Other assets and liabilities, net (0.7%)	(4,085,512)
Total net assets 100.0%	$557,003,452

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
4	JOHN HANCOCK SMALL CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 5-31-24. The value of securities on loan amounted to $5,152,443.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 5-31-24.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2024, by major security category or type:
	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$545,428,040	$545,428,040	—	—
Short-term investments	15,660,924	5,260,924	$10,400,000	—
Total investments in securities	$561,088,964	$550,688,964	$10,400,000	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	526,266	$10,675,209	$34,970,712	$(40,388,193)	$4,958	$(1,762)	$5,937	—	$5,260,924
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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